GENERAL	6 Months Ended
Jun. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.	RADCOM Ltd. (the "Company") is an Israeli corporation which provides Service Assurance and Customer Experience Management solutions for Communication Service Providers (“CSP”). The Company's solutions support the CSPs’ ongoing needs to monitor their networks (fixed and mobile) and assure the delivery of a quality service to their subscribers; both on virtual networks (“NFV”) and non-virtual networks. The Company specializes in solutions for next-generation networks, including LTE, LTE-A, VoLTE, IMS, VoIP, UMTS/GSM and mobile broadband. The Company’s comprehensive, carrier-grade solutions support both mobile and fixed networks and scale to terabit data bandwidths to enable big data analytics, and are used to enhance customer care management, network operations, engineering capabilities, network service management, network planning and marketing. The Company’s shares are listed on the NASDAQ Capital Market under the symbol “RDCM”.

In February 2014, the Company's MaveriQ solution, a software probe based solution, which replaced the OmniQ solution, a hardware-based solution, was officially launched and sales commenced. Since 2015, the Company invests in major R&D efforts, which will be continued in the future, to develop and adapt its NFV solutions.

In December 2015, the Company signed a multi-year sales agreement with Amdocs Software Systems Limited (“Amdocs”) for the resale of MaveriQ to AT&T, a leading North American Tier-1 telecom operator (the “AT&T Engagement”). During the six month period ended June 30, 2016, the Company recognized revenues in amount of $11,424 from such agreement (see also Note 8d). In March 2016, the company received from Amdocs an initial payment of $18,000 pursuant to this agreement.

The Company has wholly-owned subsidiaries in the United States and Brazil, that are primarily engaged in the sales, marketing, deployment and customer support of the Company's products in North America and Brazil, respectively. The Company has also a wholly owned subsidiary in India, which primarily provides marketing services and customer support worldwide.

b.	The Company has an accumulated deficit of $55,369 as of June 30, 2016. In addition, the Company's net cash provided by operating activities during the six months period ended June 30, 2016 was $13,401. The Company believes that its existing capital resources and expected cash flows from operations will be adequate to satisfy its expected liquidity requirements at least for the next 12 months.

c.	In December 2014, one of the Company's customers (the "Customer") in Latin America sent a termination announcement to the agreement between the parties, claiming for the refund of all amounts previously paid and damages. On August 30, 2015, The Company sent a counter notice to the Customer and rejected completely all the Customer's claims. Currently, the Company concludes that no potential loss with respect to the claim to refund or damages is considered probable. See also Note 1c to the Company’s audited financial statements as of December 31, 2015.

d.	Follow-on Public Offering:

On May 4, 2016, a "shelf" registration statement covering the public sale of up to $ 50,000 of the Company’s Ordinary Shares was declared effective by the U.S. Securities and Exchange Commission ("SEC").

On May 25, 2016, the Company closed its follow-on public offering ("Offering") at a price of $11 per share. Following the closing of the Offering, the Company issued 2,090,909 Ordinary Shares, which includes 272,727 Ordinary Shares sold pursuant to the underwriters’ exercise of the overallotment option to purchase additional Ordinary Shares, for a total consideration of approximately $21.3 million, net of underwriting discounts and commissions and other offering expenses of $1.7 million payable by the Company (see also Note 8f).

e.	During the six months period ended June 30, 2016, 83% of the total consolidated revenues of the Company were derived from Amdocs under the AT&T Engagement.